Transactions with associates companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	$ 22,297	$ 20,385	$ 20,739
Energy income	3,181	3,002	2,137
Supplies income	1,259	27	4
Minerals income	683	1,321	1,414
Revenue from mining concessions, property, plant and equipment	11	30	336
Purchase of supplies from related party	9	44	27
Sales of services	23,661	24,001	29,697
Cash receipts from loans made to related parties	0	0	124,800
Interest income on loans made to related party	86	92	1,685
Dividends paid to non-controlling shareholders	6,500	5,560	6,036
Energy transmission [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	287	393	559
Engineering service [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	0	348	1,119
Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	287	290	593
Administrative and Management services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	359	214	149
Constructions services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	4	0	1,332
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	4,011	7,623	9,823
Sociedad Minera Cerro Verde Saa [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	29,377	39,169	0
Cash receipts from loans made to related parties	0	0	124,800
Interest income on loans made to related party	0	0	1,685
Transportadora Callao SA [Member]
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	86	92	0
Newmont Peru Limited [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 6,500	$ 5,560	$ 6,036